PROPERTY, PLANT AND EQUIPMENT- Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and equipment
Amount of PPE net of grants received		$ 60	$ 4,109
Amount of NSR bought back		16	0
Mine under construction
Property and equipment
Amount of borrowing costs		$ 825	$ 0
Coating Demonstration Plant
Property and equipment
Amount transferred	$ 11,767
Shaping Demonstration Plant
Property and equipment
Amount transferred	3,372
Battery Material Demonstration Plant under construction
Property and equipment
Amount transferred	$ (15,139)